Semi-Annual Report August 31, 2002

COPLEY FUND, INC.

A No-Load Fund

Copley Fund, Inc.

Copley Financial Services Corp. - Investment Manager

PO Box 3287, Fall River, Massachusetts 02722, (508)674-8459

October 2002

Dear Fellow Shareholder:

As much as we attempted to get as defensive as possible last year it seems no sector has been able to escape the ravages of the present market atmosphere.

It is small solace that Copley has performed better than the Dow Jones, Nasdaq, the Utility average and the many funds we track.

We have made it a point not to buy foreign stocks as in our many years experience we have learned that what is deemed corrupt here is regarded as normal among the managements of foreign major companies. We thought we were insulated from major corruptness in our public companies and markets. I suppose we were naive in thinking that organizations such as the SEC and major accounting firms could control the correctness of financial reports, full disclosures of information etc..

The experiences of companies such as Enron, World Com, Global Crossing, Tyco, and their auditors destroyed all confidence in the viability of financial statements and the honesty of corporate managements. An example - last week the management of TXU (Texas Utilities) announced they would not cut its dividend. Four days later they announced a cut in the dividend of 80%. Obviously this precipitated a class action suit as the stock collapsed.

The Electric utility industry is suspect as a whole due to the possibility that some utilities artificially caused rated in California to increase dramatically bringing on many law suits, even though most of our holdings were not involved with California. This and losses in the new industry of trading power have resulted in major depreciation of electric utility stock prices.

However, at this writing none of our stocks have reduced their dividends (we sold TXU). Thus our cash flow is exactly the same despite our loss in net asset value. Also our diversification has kept our losses to a reasonable amount. No sector has escaped this down turn but as you can note, besides electric utilities we have energy stocks, drug stocks, gas utilities (not really affected by the electrics) telephone stocks, insurance, financial, retail stocks etc. All these stocks pay ample dividends which add to our net asset value.

Note because of the corruptness as reported our insurance bills such as Directors and Officers insurance have increased. Thus for the first half our expense ratio is slightly higher than in the past. However, we will not have this expense in the second half our fiscal year.

As of now the SEC has mandated that all Mutual Funds must disclose in their proxy statements their "after tax" performance. This will be very interesting as most funds average in "after tax performance " 3% lower than their regular reporting results. Copley does not distribute dividends or capital gains thus its reporting results are after tax. This gives us on average a 3% better after tax return than most stock mutual funds. This does not reflect the tax consequences as a result of redemptions.

We do not want to belabor the histories of down markets in the 50's, 60's, 70's, 80's and now but suffice to say your management has gone through these markets and these markets have always recovered.

Thus Copley is still adhering to its philosophy of investing in highly visible stocks with good earnings and good dividends in increasing amounts.

The record below gives an accurate history of our conservative approach.

1984* +23.9%(Top performing fund in 1984)

    +25%
    +18%
    -8%
    +20%
    +16%(Including a reserve for taxes on unrealized gains.)
    -2%
    +18%
    +18%
    +10%
    -7%
    +26%
    +5%
    +25%
    +14%
    -6.86%
    +22.50%
    -9.30%
    -12.26%(as of August 31, 2002).

We are actively exploring approaches to expand our operating division. We will keep you informed as to results.

Our thanks to our board and our many shareholders for their support throughout our twenty-two years of operation.

Cordially yours,

/s/ Irving Levine

Irving Levine

PRESIDENT

Copley Fund, Inc. Per Share ValueCALENDAR YEAR ENDED DECEMBER 31, 2001PERIOD ENDED August 31, 2002

Year Per Share Value

1981 4.531982 5.431983 6.061984 7.511985 9.361986 11.001987 10.111988 12.121989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 32.58

1998 37.04

1999 34.50

2000 42.26

2001 38.96

2002 33.62 (As of August 31, 2002)

ACCOUNTANT'S REVIEW REPORT

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have made a review of the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of August 31, 2002, and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the selected per share data and ratios for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these statements is the representation of the management of Copley Fund, Inc.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based upon my review, I am not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with generally accepted accounting principles.

I have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities as of February 28, 2002 and the related financial statements and cash flows for the year then ended (not presented in full herein); and in my report dated April 24, 2002, I expressed an unqualified opinion on those financial statements.

ROY G. HALECertified Public AccountantLa Plata, MarylandOctober 15, 2002

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2002

Shares Value

COMMON STOCKS-85.82%

BANKING-4.03%

J.P Morgan Chase & Company 37,000 $ 976,800

PNC Financial Services Group 30,000 1,613,150

2,589,950

DIVERSIFIED UTILITY COMPANIES-9.71%

Alliant Energy Corp. 10,000 208,500

Dominion Resources, Inc. 30,000 1,881,300

FPL Group 55,000 3,139,400

TXU Corp 21,000 1,015,560

6,244,760

DRUG COMPANIES-5.42%

Bristol Myers Squibb Co. 100,000 2,495,000

Pfizer, Inc. 30,000 992,400

3,487,400

ELECTRIC AND GAS-14.24%

American Electric Power 55,000 1,875,500

Cinergy Corp. 30,000 1,032,000

First Energy Corp. 40,000 1,320,000

Great Plains Energy, Inc. 40,000 834,800

Progress Energy, Inc. 40,000 1,860,800

SCANA, Corp. 50,000 1,399,000

Sempra Energy, Inc. 35,000 840,350

$ 9,162,450

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2002

Shares Value

ELECTRIC POWER COMPANIES-13.34%

Allegheny Energy, Inc. 45,000 $ 929,250

Ameren Corporation 25,000 1,101,250

DTE Energy Company 55,000 2,360,050

Duke Energy Corporation 10,000 268,300

Exelon Corporation 11,600 543,112

Nstar 16,242 691,909

PP&L Corp. 50,000 1,817,500

Southern Company 30,000 868,800

8,580,171

GAS UTILITIES & SUPPLIES-10.74%

Delta Natural Gas Co. 15,000 314,850

Energy East Corp. 36,898 771,906

Keyspan Energy Corp. 45,000 1,576,800

New Jersey Resources Corp. 37,500 1,171,875

Northwest Natural Gas Co. 35,000 981,750

Peoples Energy Corp. 35,000 1,169,700

WGL Holdings, Inc. 38,000 918,840

6,905,721

HEALTH CARE PRODUCTS-0.57%

Zimmer Holdings, Inc. 10,000 369,000

HYDRO ELECTRIC-0.84%

IDA Corp. 20,000 537,200

INSURANCE-3.60%

Arthur J. Gallagher & Company 80,000 2,316,800

OILS-11.83%

BP Amoco PLC. 25,500 1,193,400

ChevronTexaco 23,100 1,770,153

Exxon-Mobil Corp. 106,086 3,760,749

Sunoco, Inc. 25,000 887,000

$ 7,611,302

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2002

Shares Value

RETAIL-1.66%

Wal-Mart Stores, Inc. 20,000 $ 1,069,600

TELEPHONE-9.84%

Bell South Corp. 20,000 466,400

SBC Communications, Inc. 118,946 2,942,724

Verizon Communications, Inc. 94,232 2,921,192

6,330,316

Total Common Stocks (Cost $29,299,565) 55,204,670

PREFERRED STOCK-0.74%

Franklin PR.(Cost $475,000) 4,750 475,000

Total value of investments (Cost $29,774,565) 55,679,670

Excess of cash and other assets over liabilities 8,646,687

$64,326,357

===========

Federal Tax Information: At August 31, 2002, the net unrealized appreciation based on cost for Federal income tax purposes of $25,905,105 was as follows:

Aggregate gross unrealized appreciation for

all investments for which there was an

excess of value over cost $ 25,905,105

Aggregate gross unrealized depreciation for

all investments for which there was an

excess of cost over value (0)

Net unrealized appreciation $ 25,905,105

============

See Accountant's Review Report

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2002

ASSETS

Investments in securities, at

value (identified cost $29,774,565)

(Note 1) $ 55,679,670

Cash 8,953,822

Receivables:

Trade (Notes 5&6) $ 57,389

Dividends and interest 208,750

Other 500 266,639

Inventory (Notes 1, 5 & 6) 220,299

Prepaid Expenses 1,028

Total Assets 65,121,388

LIABILITIES

Payables:

Trade 23,059

Accrued income taxes-current 36,500

Accrued expenses 53,401

Deferred income taxes (Notes 1 & 2) 682,071

Total Liabilities 795,031

Commitments and Contingencies (Note 7)

Net Assets $ 64,326,357

============

Net assets consist of:

Capital paid in $ 9,654,230

Undistributed net investment and

operating income 26,199,494

Accumulated net realized gain on

investment transactions 2,567,528

Net unrealized appreciation in

value of investments (Note 2) 25,905,105

Total $ 64,326,357

============

Net Asset Value, Offering and

Redemption Price Per Share

(1,913,131 shares of $1.00 par

value capital stock outstanding) $33.62

============

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ending August 31, 2002

Investment Income (Note 1)

Income:

Dividend $ 1,245,929

Interest 83,230

Investment Income $ 1,329,159

Expenses:

Investment advisory fee(Note 5) 264,835

Professional fees 42,900

Custodian fees 13,265

Accounting and Shareholder Services 49,897

Printing 11,066

Postage and shipping 2,274

Directors fees 12,473

Blue Sky fees 4,800

Telephone 472

Insurance 45,495

Office expense & miscellaneous 2,264

449,741

Less:Investment advisory

fee waived 30,000 419,741

Net investment income before

income taxes 909,418

Operating Profit (Notes 2, 5 & 7)

Gross Profit 19,377

Less: Operating expenses 16,012

Net operating profit before

income taxes 3,365

Net Investment and Operating

Income before Income Taxes 912,783

Less provision for income taxes

(Notes 2 and 7) 53,995

Net investment and operating income 858,788

Realized and Unrealized Gain (Loss)

on Investments (Notes 2 and 4)

Realized loss from investment

transactions during the period (644,525)

Decrease in unrealized

appreciation of investments

during current period (8,644,967)

Net realized and unrealized

loss (9,289,492)

Net Decrease in Net Assets resulting

from Operations $(8,430,704)

============

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

Six Months

Ended Year Ended

8/31/02 2/28/02

Increase (Decrease)in Net Assets

from Operations

Net investment and operating

income $ 858,788 $ 1,362,282

Net realized gain/loss on

investment transactions (644,525) (418,498)

Net change in unrealized

appreciation on investments (8,644,967) (5,593,945)

Increase/(decrease) in net assets

resulting from operations (8,430,704) (4,650,161)

NET EQUALIZATION (DEBITS)

CREDITS (Note 1) (2,690,778) (1,598,615)

CAPITAL SHARE TRANSACTIONS

(Note 3)

Increase (decrease) in net

assets resulting from capital

share transactions (1,158,662) (718,219)

Total increase (decrease)

in net assets (12,280,144) (6,966,995)

NET ASSETS

Beginning of Period 76,606,501 83,573,496

End of Period (including

undistributed net investment

and operating income of

$26,199,494 and $28,031,484

respectively $ 64,326,357 $ 76,606,501

============ ============

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the Six Months Ending August 31, 2002

Increase (Decrease) in Cash

Cash flows from operating activities

Dividends and interest received $ 1,332,118

Proceeds from disposition of long-term

portfolio investments 4,165,999

Receipts from customers 80,538

Payments of taxes, net (32,458)

Expenses paid (411,167)

Purchase of long-term portfolio investments (3,340,720)

Payments to suppliers (103,448)

Net cash provided by operating activities 1,690,862

===========

Cash flows provided by financing activities

Fund shares sold 467,959

Fund shares repurchased (4,317,399)

Net cash used by financing activities (3,849,440)

===========

Net increase in cash (2,158,578)

Cash at beginning of year 11,112,400

Cash as of August 31, 2002 $ 8,953,822

===========

RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net decrease in net assets

resulting from operations $(8,430,704)

Decrease in investments 10,124,500

Decrease dividends and interest receivable 3,163

Increase in receivables from customers (28,864)

Decrease in inventory 770

Increase in payables to customers 4,694

Increase in income taxes payable 4,042

Increase in deferred income taxes payable 17,495

Increase in other assets (1,362)

Decrease in accrued expenses (2,872)

Total adjustments 10,121,566

Net cash provided by operating activities $ 1,690,862

============

See Accountants' Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities, the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/first out method) or market.

Income Taxes

The Fund files its tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

2. Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

Regular tax liability.................. $ 36,500

Deferred tax liability................. 17,495

$ 53,995

========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $847,725, consisting of $682,071 accumulated general liability and a cumulative alternative minimum tax carryover of $165,654. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

In tax years beginning after 1997, a small corporation is no longer subject to the alternative minimum tax. The Fund qualifies as a small corporation as set forth in Internal Revenue Code, Section 55(e). The cumulative alternative minimum tax carryover from prior years may be used to offset a portion of the regular tax liability. In the current period, the regular federal tax liability was reduced by $72,644 due to alternative minimum tax carryovers.

The Fund has $1,063,023 in accumulated capital loss carry-forwards which expire as follows: $418,498 on February 28, 2007 and $644,525 on February 28, 2008.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc. has adopted the liability method of accounting for current and deferred tax assets and liabilities.

3. Capital Stock

At August 31, 2002 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Six Months Ended Year Ended

8/31/02 2/28/02

Shares Amount Shares Amount

Shares sold 14,088 $ 467,959 46,959 $ 1,821,656

Shares repurchased (134,011) (4,317,399) (218,604) (7,853,663)

--------- ------------ --------- ------------

Net Change (119,923) $(3,849,440) (171,645) $(6,032,007)

========= ============ ========= ============

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States govern-

ment obligations and short-term notes, aggregated $3,340,720 and $4,165,999 respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the year ended August 31, 2002 the fee for investment advisory service totaled $264,835, less fees of $30,000 voluntarily waived. Also, during the period-unaffiliated directors received $12,473 in directors' fees.

The Fund's operating division, which imports merchandise for resale,

places substantially all of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $53,975 during the period.

6. Notes Payable

A $3,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 39.1% for years commencing after December 31, 2000.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the Internal Revenue Service.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

ABOUT THE FUND'S DIRECTORS AND OFFICERS

The Fund is governed by a Board of Directors that meet to review investments, performance, expenses and other business matters and is responsible for protecting the interests of shareholders. The majority of the Fund's directors are independent of Copley Financial Services Corp.; the only "inside" director is an officer and director of Copley Financial Services Corp. The Board of Directors elects the Fund's officers, who are listed in the final table. The business address of each director and officer is 245 Sunrise Ave., Palm Beach, FL, 33480.

INDEPENDENT DIRECTORS

Name

(Date of Birth) Principle Occupation(s) During Past 5 Years and

Year Elected Other Directorships of Public Companies

Albert Resnick, M.D. Physician since 1948

(March 23, 1922)

1978

Kenneth Joblon President, Brittany Dyeing & Printing Corp.,

(February 28, 1946) New Bedford, MA

1996

Burton S. Stern Private Investor

(March 24, 1926)

1978

INSIDE DIRECTORS

Name

(Date of Birth)

Year Elected

(Number of Copley Principal Occupation(s) During Past 5 Years and

Portfolios Overseen) Other Directorships of Public Companies

Irving Levine President, Treasurer and a Director of Copley

(September 25, 1921) Financial Services Corp. since 1978; a Director

1978 of Franklin Capital Corp. (an operating

[1] investment company) since March, 1990; Chairman of the Board and Treasurer of Stuffco

International, Inc., a ladies handbag processor

and retail chain operator, since February 1978;

Director of US Energy Systems, Inc. since 2000.

OFFICERS

Name

(Date of Birth) Principal Occupation(s) During Past 5 Years and

Title Other Directorships of Public Companies

Irving Levine See Above

(September 25, 1921)

Chairman of the Board of

Directors and President

Eileen Joinson Clerk-Treasurer of the Fund since 1980; Clerk

(March 14, 1948) and Office Manager of Stuffco International,

Clerk Inc., a ladies handbag processor, since 1978.

COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of February).

Year Ended

August February February February February February

31, 2002 28, 2002 28, 2001 29, 2000 28, 1999 28, 1998

Net asset value,

beginning of year $ 37.66 $ 39.94 $ 31.68 $ 34.22 $ 32.48 $ 26.59

Income (loss) for

investment operations:

Net investment income(loss) 0.48 0.67 0.97 1.06 1.01 0.90

Net gains(losses) on securities

(both realized and unrealized) (4.52) (2.95) 7.29 (3.60) .73 4.99

Total investment operations (4.04) (2.28) 8.26 (2.54) 1.74 5.89

Net asset value, end of year $ 33.62 $ 37.66 $ 39.94 $ 31.68 $ 34.22 $ 32.48

Total Return (a) -10.73% -5.71% 26.07% -7.42% 5.36% 22.15%

Net Assets, last day of

February (in thousands) 64,326 76,607 83,573 71,723 87,092 82,713

Ratio of expenses to average

net assets (b)(c) 1.19% 0.98% 1.04% 1.06% 0.97% 0.95%

Ratio of net income(loss) to

average net assets (c) 2.44% 1.70% 2.66% 3.01% 2.98% 3.00%

Portfolio turnover rate 5.50% 3.33% 26.26% 6.77% 2.49% 43.01%

Number of shares outstanding

at end of period (in

thousands) 1,913 2,034 2,092 2,264 2,545 2,546

  Total return for periods less than one year are not annualized.
  Ratio of expenses presented exclude income taxes.
  Annualized for periods less than one year.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC. Semi-Annual Report

A No-Load Fund August 31, 2002

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

Orbitex Data Services, Inc.

PO Box 542007

14707 California Street, Ste. 5

Omaha, Nebraska 68154-1952

Tel. (402)493-4063

(800)635-3427

FAX: (402)963-9094

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646